VIRTUS DYNAMIC ALPHASECTOR FUND

Virtus Dynamic AlphaSector® Fund,

Virtus Foreign Opportunities Fund,

Virtus International Small Cap Fund,

Virtus Multi-Sector Intermediate Bond Fund,

Virtus Premium AlphaSector® Fund,

Virtus Real Estate Securities Fund,

each a series of Virtus Opportunities Trust

Supplement dated November 12, 2014 to the Summary and

Statutory Prospectuses dated January 31, 2014

Important Notice to Investors

Effective November 12, 2014, Virtus Dynamic AlphaSector® Fund, Virtus Foreign Opportunities Fund, Virtus International Small-Cap Fund, Virtus Multi-Sector Intermediate Bond Fund, Virtus Premium AlphaSector® Fund and Virtus Real Estate Securities Fund began offering Class R6 Shares, in addition to the share classes already offered by each fund. Accordingly, each fund’s prospectuses are hereby amended to add the following disclosures.

All Funds

The fund and ticker symbol table on the front cover of the statutory prospectus is hereby revised to add a column entitled “Class R6 Shares” and to include the ticker symbol VDARX in the row for Virtus Dynamic AlphaSector Fund, VFOPX in the row for Virtus Foreign Opportunities Fund, VRISX in the row for Virtus International Small-Cap Fund, VMFRX in the row for Virtus Multi-Sector Intermediate Bond Fund, VRPAX in the row for Virtus Premium AlphaSector Fund and VRREX in the row for Virtus Real Estate Securities Fund and leaving blank the new Class R6 column in each of the rows for the other funds named in the table.

Virtus Dynamic AlphaSector® Fund
The tables under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus are hereby revised to add the Class R6 column as shown below:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	VIRTUS DYNAMIC ALPHASECTOR FUND Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		VIRTUS DYNAMIC ALPHASECTOR FUND Class R6
Management Fees	[1]	1.91%
Distribution and Shareholder Servicing (12b-1) Fees		none
Dividends on Short Sales and Interest Expense		0.39%
Remainder of Other Expenses	[2]	0.22%
Total Other Expenses		0.61%
Acquired Fund Fees and Expenses		0.22%
Total Annual Fund Operating Expenses		2.74%
[1]	Management Fees exceed the contractual percentage rate because the Advisory Agreement, as amended, calculates fees based on Managed Assets rather than based on net assets although the table shows the percentage rate as applied to net assets. Managed Assets means the total assets of the fund, including any assets attributable to borrowings, minus the fund's accrued liabilities other than such borrowings. In the future, performance fee adjustments may increase or decrease the management fee by up to +/- 1.00% of the average net assets of the fund during a rolling 36-month period (or cumulative period since the implementation of the principal investment management changes).
[2]	Estimated for current fiscal year, as annualized.

The Example table is hereby revised to add the Class R6 row as shown below:
Expense Example (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
VIRTUS DYNAMIC ALPHASECTOR FUND Class R6	Sold or Held	277	850	1,450	3,070

Expense Example, No Redemption (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
VIRTUS DYNAMIC ALPHASECTOR FUND Class R6	Sold or Held	277	850	1,450	3,070